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                     FIRST AMERICAN INVESTMENT FUNDS, INC.
                       SUPPLEMENT DATED AUGUST 13, 2009 TO
           TAX FREE AND BOND FUNDS STATEMENT OF ADDITIONAL INFORMATION
                             DATED OCTOBER 28, 2008

This information supplements the Statement of Additional Information dated October 28, 2008. Please retain this supplement for future reference.

The following replaces the first sentence under "Additional Information Concerning Fund Investments - Municipal Bonds and Other Municipal Obligations":

The Tax Free Funds invest principally in municipal bonds and other municipal obligations. The Bond Funds may invest in such securities as a non-principal investment strategy.

                                                                  BOND-SAI-STK#2